Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 139,078	$ 114,422
Accounts receivable	7,805	12,398
Prepaid expenses	13,043	8,530
Related party receivables	496	874
Related party notes receivable, current	298	0
Restricted cash	500	505
Deferred contract acquisition costs	82,685	42,019
Other current assets	2,484	1,889
Total current assets	246,389	180,637
Property and equipment, net	1,188	1,417
Operating lease right-of-use assets	10,901	12,337
Intangible assets, net	8,612	5,278
Goodwill	23,288	18,101
Deferred contract acquisition costs, noncurrent	120,386	65,217
Related party notes receivable, noncurrent	861	1,148
Deferred tax assets	8,964	0
Other assets	965	678
Total assets	421,554	284,813
Current liabilities:
Trade and other payables	4,758	11,969
Related party payables, net	970	2,515
Accrued expenses	46,453	32,134
Deferred revenue and other contract liabilities	317,133	278,267
Operating lease liabilities	1,274	1,077
Other current liabilities	24,905	19,576
Total current liabilities	395,493	345,538
Deferred revenue and other contract liabilities, noncurrent	393,043	254,481
Warrant liabilities	29,332	0
Operating lease liabilities, noncurrent	6,933	7,826
Total liabilities	826,816	1,205,423
Commitments and Contingencies	0	0
Stockholders’ deficit / members’ deficit:
Preferred stock - par value of $0.0001 per share, 100,000,000 shares authorized; 0 shares issued and outstanding at September 30, 2021	0
Additional paid-in capital	97,548
Class A members’ units, 0 and 547,466 units issued and outstanding at December 31, 2021 and December 31, 2020, respectively		(914,728)
Accumulated other comprehensive loss	(9)	(17)
Accumulated deficit	(146,115)
Total stockholders' deficit attributable to MarketWise, Inc.	(48,545)
Total members' deficit attributable to MarketWise, Inc.		(914,745)
Noncontrolling interest	(356,717)
Noncontrolling interest		(5,865)
Total stockholders' deficit	(405,262)
Total members' deficit		(920,610)
Total liabilities, noncontrolling interest, and stockholders’ deficit / members’ deficit	421,554	284,813
Common stock - Class A, par value of $0.0001 per share, 950,000,000 shares authorized; 25,152,469 shares issued and outstanding at September 30, 2021
Stockholders’ deficit / members’ deficit:
Common stock	2
Common stock - Class B, par value of $0.0001 per share, 300,000,000 shares authorized; 291,092,303 shares issued and outstanding at September 30, 2021
Stockholders’ deficit / members’ deficit:
Common stock	29
Class B Units
Current liabilities:
Liabilities, noncurrent	0	593,235
Other
Current liabilities:
Liabilities, noncurrent	$ 2,015	$ 4,343